FINANCING AND FINANCIAL INSTRUMENTS - Schedule of Assets and Liabilities at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Total assets	$ 87,908	$ 91,249
Total liabilities	47,425	47,141
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Total assets	1,593	2,556
Total liabilities	546	898
Recurring fair value measurement | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	699	793
Total liabilities	0	0
Recurring fair value measurement | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	271	743
Total liabilities	245	206
Recurring fair value measurement | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	623	1,020
Total liabilities	301	692
Recurring fair value measurement | Derivative financial current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities	308	190
Recurring fair value measurement | Derivative financial current liabilities | Level 1
Disclosure of fair value measurement of assets [line items]
Total liabilities	0	0
Recurring fair value measurement | Derivative financial current liabilities | Level 2
Disclosure of fair value measurement of assets [line items]
Total liabilities	144	75
Recurring fair value measurement | Derivative financial current liabilities | Level 3
Disclosure of fair value measurement of assets [line items]
Total liabilities	164	115
Recurring fair value measurement | Derivative financial non-current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities	238	708
Recurring fair value measurement | Derivative financial non-current liabilities | Level 1
Disclosure of fair value measurement of assets [line items]
Total liabilities	0	0
Recurring fair value measurement | Derivative financial non-current liabilities | Level 2
Disclosure of fair value measurement of assets [line items]
Total liabilities	101	131
Recurring fair value measurement | Derivative financial non-current liabilities | Level 3
Disclosure of fair value measurement of assets [line items]
Total liabilities	137	577
Recurring fair value measurement | Investments in equity instruments at FVOCI
Disclosure of fair value measurement of assets [line items]
Total assets	772	855
Recurring fair value measurement | Investments in equity instruments at FVOCI | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	699	793
Recurring fair value measurement | Investments in equity instruments at FVOCI | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Investments in equity instruments at FVOCI | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	73	62
Recurring fair value measurement | Trade accounts receivable and other subject to TSR programs
Disclosure of fair value measurement of assets [line items]
Total assets	423	475
Recurring fair value measurement | Trade accounts receivable and other subject to TSR programs | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Trade accounts receivable and other subject to TSR programs | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Trade accounts receivable and other subject to TSR programs | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	423	475
Recurring fair value measurement | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Total assets	268	617
Recurring fair value measurement | Derivative financial current assets | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Derivative financial current assets | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	268	617
Recurring fair value measurement | Derivative financial current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Total assets	130	609
Recurring fair value measurement | Derivative financial non-current assets | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Derivative financial non-current assets | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	3	126
Recurring fair value measurement | Derivative financial non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	$ 127	$ 483